Revenue - Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition (Detail) - CAD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 4,429,603	$ 7,435,566	$ 25,596,972	$ 26,928,439	$ 18,340,249
Over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,862,204	5,448,710	24,422,749	18,551,736	12,375,586
At a point in time upon completion [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		567,399	1,986,856	1,174,223	8,376,703	5,964,663
AssetCare initialization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	414,491	515,243	1,250,181	7,689,232	5,964,663
AssetCare over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[2]	3,989,128	6,434,509	23,461,748	12,809,054	2,939,582
Engineering services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[3]	$ 25,984	$ 485,814	$ 885,043	$ 6,430,153	$ 9,436,004

[1]	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
[2]	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
[3]	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.